CASH	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 2. CASH

Cash and Cash Equivalents

 As of September 30, 2013, the Company held approximately $6,068,000 in cash and cash equivalents.  The Company’s cash equivalents consist solely of bank money market funds.  The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.  The Company has never experienced any losses related to these balances.

Restricted Cash

 As of September 30, 2013, restricted cash consists of two $250,000 letters of credit issued in favor of one of the Company’s key product development vendors and a $157,463 letter of credit issued in favor of one of its landlords.  As of December 31, 2012, restricted cash consisted of one $250,000 letter of credit issued in favor of one of the Company’s key product development vendors and a $157,463 letter of credit issued in favor of one of its landlords.

As of December 31, 2012, the Company held approximately $3,747,000 in cash and cash equivalents. The Company’s cash equivalents consist solely of money market funds at a major banking institution.  From time to time, the Company may have cash balances in excess of federal insurance limits. The Company has never experienced any previous losses related to these uninsured balances.